Equity - Narrative (Details) (USD $)	0 Months Ended			0 Months Ended			0 Months Ended			0 Months Ended
	Jan. 15, 2014	Mar. 31, 2014	Dec. 31, 2013	Mar. 14, 2014 Common Stock	Mar. 13, 2014 Common Stock	Apr. 02, 2014 Subsequent Event	Apr. 02, 2014 Subsequent Event Common Stock	Mar. 14, 2014 Subsequent Event Common Stock	Mar. 13, 2014 Subsequent Event Common Stock	Apr. 02, 2014 Shares Sold to Underwriter as Part of Total IPO Subsequent Event Common Stock
Class of Stock [Line Items]
Stock issued During Period, New Issues	100						23,000,000			3,000,000
Stock Split, Conversion Ratio				970,000				970,000
Common Stock, Issued		97,000,000	0			120,000,000
Common Stock, Outstanding		97,000,000	0	97,000,000	100	120,000,000		97,000,000	100
Shares Issued, Price Per Share							$ 28
Common Stock, Shares Authorized		450,000,000	0
Common Stock, Par Value		$ 0.01						$ 0.01
Preferred Stock, Shares Authorized		50,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.01
Preferred Stock, Shares Issued		0
Preferred Stock, Shares Outstanding		0
% ownership by parent						81.00%